Shareholder Report, Holdings (Details)	Dec. 31, 2024
Invesco Oppenheimer V.I. International Growth Fund - Series I | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | ResMed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Hermes International S.C.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Oppenheimer V.I. International Growth Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco Oppenheimer V.I. International Growth Fund - Series II | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Flutter Entertainment PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | ResMed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Dollarama, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Hermes International S.C.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Reliance Industries Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | ASML Holding N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[1]
Invesco Oppenheimer V.I. International Growth Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco Oppenheimer V.I. International Growth Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. American Franchise Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[1]
Invesco V.I. American Franchise Fund - Series I | KKR & Co., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Invesco V.I. American Franchise Fund - Series I | Blackstone, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[1]
Invesco V.I. American Franchise Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%	[1]
Invesco V.I. American Franchise Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[1]
Invesco V.I. American Franchise Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[1]
Invesco V.I. American Franchise Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%	[1]
Invesco V.I. American Franchise Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[1]
Invesco V.I. American Franchise Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[1]
Invesco V.I. American Franchise Fund - Series I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco V.I. American Franchise Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco V.I. American Franchise Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. American Franchise Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. American Franchise Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Invesco V.I. American Franchise Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. American Franchise Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco V.I. American Franchise Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Invesco V.I. American Franchise Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. American Franchise Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%	[1]
Invesco V.I. American Franchise Fund - Series II | KKR & Co., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Invesco V.I. American Franchise Fund - Series II | Blackstone, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[1]
Invesco V.I. American Franchise Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.81%	[1]
Invesco V.I. American Franchise Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[1]
Invesco V.I. American Franchise Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%	[1]
Invesco V.I. American Franchise Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%	[1]
Invesco V.I. American Franchise Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.25%	[1]
Invesco V.I. American Franchise Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.58%	[1]
Invesco V.I. American Franchise Fund - Series II | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%	[1]
Invesco V.I. American Franchise Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Invesco V.I. American Franchise Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. American Franchise Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. American Franchise Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Invesco V.I. American Franchise Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. American Franchise Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Invesco V.I. American Franchise Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Invesco V.I. American Franchise Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. American Value Fund - Series I | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[1]
Invesco V.I. American Value Fund - Series I | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[1]
Invesco V.I. American Value Fund - Series I | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco V.I. American Value Fund - Series I | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[1]
Invesco V.I. American Value Fund - Series I | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco V.I. American Value Fund - Series I | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
Invesco V.I. American Value Fund - Series I | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
Invesco V.I. American Value Fund - Series I | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. American Value Fund - Series I | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco V.I. American Value Fund - Series I | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco V.I. American Value Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Invesco V.I. American Value Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. American Value Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Invesco V.I. American Value Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Invesco V.I. American Value Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. American Value Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. American Value Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. American Value Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. American Value Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. American Value Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. American Value Fund - Series II | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%	[1]
Invesco V.I. American Value Fund - Series II | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[1]
Invesco V.I. American Value Fund - Series II | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[1]
Invesco V.I. American Value Fund - Series II | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[1]
Invesco V.I. American Value Fund - Series II | NRG Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco V.I. American Value Fund - Series II | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
Invesco V.I. American Value Fund - Series II | Western Alliance Bancorporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[1]
Invesco V.I. American Value Fund - Series II | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. American Value Fund - Series II | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[1]
Invesco V.I. American Value Fund - Series II | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
Invesco V.I. American Value Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Invesco V.I. American Value Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Invesco V.I. American Value Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Invesco V.I. American Value Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Invesco V.I. American Value Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. American Value Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. American Value Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Invesco V.I. American Value Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Invesco V.I. American Value Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. American Value Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
Percent of Total Long Exposure	166.19%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%	[2]
Percent of Total Long Exposure	80.03%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.67%	[2]
Percent of Total Long Exposure	57.86%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%	[2]
Percent of Total Long Exposure	28.30%	[3]
Invesco V.I. Balanced-Risk Allocation Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Balanced-Risk Allocation Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Invesco V.I. Balanced-Risk Allocation Fund Series II
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
Percent of Total Long Exposure	166.19%	[3]
Invesco V.I. Balanced-Risk Allocation Fund Series II | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%	[2]
Percent of Total Long Exposure	80.03%	[3]
Invesco V.I. Balanced-Risk Allocation Fund Series II | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.67%	[2]
Percent of Total Long Exposure	57.86%	[3]
Invesco V.I. Balanced-Risk Allocation Fund Series II | Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.33%	[2]
Percent of Total Long Exposure	28.30%	[3]
Invesco V.I. Balanced-Risk Allocation Fund Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Balanced-Risk Allocation Fund Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Balanced-Risk Allocation Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Invesco V.I. Capital Appreciation Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | KKR & Co., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco V.I. Capital Appreciation Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Capital Appreciation Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Capital Appreciation Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Capital Appreciation Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Invesco V.I. Capital Appreciation Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco V.I. Capital Appreciation Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. Capital Appreciation Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Invesco V.I. Capital Appreciation Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Capital Appreciation Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | KKR & Co., Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.09%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
Invesco V.I. Capital Appreciation Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Invesco V.I. Capital Appreciation Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Capital Appreciation Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Capital Appreciation Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Invesco V.I. Capital Appreciation Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Invesco V.I. Capital Appreciation Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Invesco V.I. Capital Appreciation Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Invesco V.I. Capital Appreciation Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Comstock Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[1]
Invesco V.I. Comstock Fund - Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
Invesco V.I. Comstock Fund - Series I | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Comstock Fund - Series I | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. Comstock Fund - Series I | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Comstock Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Comstock Fund - Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Comstock Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Comstock Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco V.I. Comstock Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. Comstock Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Invesco V.I. Comstock Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Comstock Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Invesco V.I. Comstock Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco V.I. Comstock Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Invesco V.I. Comstock Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Comstock Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Invesco V.I. Comstock Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Comstock Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Comstock Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Comstock Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Comstock Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Comstock Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%	[1]
Invesco V.I. Comstock Fund - Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
Invesco V.I. Comstock Fund - Series II | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Comstock Fund - Series II | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[1]
Invesco V.I. Comstock Fund - Series II | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Comstock Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Comstock Fund - Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Comstock Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Comstock Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco V.I. Comstock Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. Comstock Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Invesco V.I. Comstock Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Invesco V.I. Comstock Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Invesco V.I. Comstock Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Invesco V.I. Comstock Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Invesco V.I. Comstock Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Comstock Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Invesco V.I. Comstock Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Comstock Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Comstock Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Comstock Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Comstock Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Invesco V.I. Core Equity Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[1]
Invesco V.I. Core Equity Fund - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. Core Equity Fund - Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Core Equity Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[1]
Invesco V.I. Core Equity Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco V.I. Core Equity Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco V.I. Core Equity Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[1]
Invesco V.I. Core Equity Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[1]
Invesco V.I. Core Equity Fund - Series I | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco V.I. Core Equity Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Invesco V.I. Core Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Core Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Core Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Invesco V.I. Core Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Invesco V.I. Core Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Invesco V.I. Core Equity Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Core Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco V.I. Core Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Core Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Core Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Core Equity Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Core Equity Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Core Equity Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%	[1]
Invesco V.I. Core Equity Fund - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. Core Equity Fund - Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[1]
Invesco V.I. Core Equity Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%	[1]
Invesco V.I. Core Equity Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[1]
Invesco V.I. Core Equity Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
Invesco V.I. Core Equity Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[1]
Invesco V.I. Core Equity Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[1]
Invesco V.I. Core Equity Fund - Series II | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[1]
Invesco V.I. Core Equity Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[1]
Invesco V.I. Core Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Core Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Invesco V.I. Core Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Invesco V.I. Core Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Invesco V.I. Core Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Invesco V.I. Core Equity Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Invesco V.I. Core Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Invesco V.I. Core Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Core Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Core Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Invesco V.I. Core Equity Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Core Equity Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Core Plus Bond Fund - Series I | Federal National Mortgage Association, TBA, 5.00%, 06/25/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 4.25%, 11/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Bonds, 4.25%, 08/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Bonds, 4.63%, 11/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Government National Mortgage Association, TBA, 4.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 4.38%, 12/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | Government National Mortgage Association, TBA, 5.50%, 06/20/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Notes, 4.25%, 12/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[1]
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco V.I. Core Plus Bond Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Core Plus Bond Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Invesco V.I. Core Plus Bond Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. Core Plus Bond Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco V.I. Core Plus Bond Fund - Series II | Federal National Mortgage Association, TBA, 5.00%, 06/25/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 4.25%, 11/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Bonds, 4.25%, 08/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Bonds, 4.63%, 11/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Government National Mortgage Association, TBA, 4.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 4.38%, 12/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | Government National Mortgage Association, TBA, 5.50%, 06/20/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Notes, 4.25%, 12/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[1]
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco V.I. Core Plus Bond Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Core Plus Bond Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Invesco V.I. Core Plus Bond Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Invesco V.I. Core Plus Bond Fund - Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Deckers Outdoor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Ares Management Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | GoDaddy, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Datadog, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Deckers Outdoor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Invesco V.I. Diversified Dividend Fund Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. Diversified Dividend Fund Series I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Diversified Dividend Fund Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[1]
Invesco V.I. Diversified Dividend Fund Series I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[1]
Invesco V.I. Diversified Dividend Fund Series I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
Invesco V.I. Diversified Dividend Fund Series I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. Diversified Dividend Fund Series I | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Diversified Dividend Fund Series I | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
Invesco V.I. Diversified Dividend Fund Series I | McDonald's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Diversified Dividend Fund Series I | PNC Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Diversified Dividend Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco V.I. Diversified Dividend Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Diversified Dividend Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco V.I. Diversified Dividend Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Diversified Dividend Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Invesco V.I. Diversified Dividend Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Diversified Dividend Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. Diversified Dividend Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Diversified Dividend Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Diversified Dividend Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Diversified Dividend Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Diversified Dividend Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Diversified Dividend Fund Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. Diversified Dividend Fund Series II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. Diversified Dividend Fund Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[1]
Invesco V.I. Diversified Dividend Fund Series II | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[1]
Invesco V.I. Diversified Dividend Fund Series II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
Invesco V.I. Diversified Dividend Fund Series II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[1]
Invesco V.I. Diversified Dividend Fund Series II | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
Invesco V.I. Diversified Dividend Fund Series II | Lowe's Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
Invesco V.I. Diversified Dividend Fund Series II | McDonald's Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Diversified Dividend Fund Series II | PNC Financial Services Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
Invesco V.I. Diversified Dividend Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Invesco V.I. Diversified Dividend Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Diversified Dividend Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco V.I. Diversified Dividend Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Invesco V.I. Diversified Dividend Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Invesco V.I. Diversified Dividend Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Invesco V.I. Diversified Dividend Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Invesco V.I. Diversified Dividend Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Invesco V.I. Diversified Dividend Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Invesco V.I. Diversified Dividend Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Diversified Dividend Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Diversified Dividend Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Darden Restaurants, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Globe Life, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Darden Restaurants, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Centene Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Pfizer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Teradyne, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.22%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[1]
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Equity and Income Fund - Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Equity and Income Fund - Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Equity and Income Fund - Series I | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 4.25%, 12/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 4.00%, 12/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Notes, 4.50%, 12/31/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco V.I. Equity and Income Fund - Series I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[1]
Invesco V.I. Equity and Income Fund - Series I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[1]
Invesco V.I. Equity and Income Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Equity and Income Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco V.I. Equity and Income Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Equity and Income Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Equity and Income Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Equity and Income Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Invesco V.I. Equity and Income Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Equity and Income Fund - Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Invesco V.I. Equity and Income Fund - Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Equity and Income Fund - Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[1]
Invesco V.I. Equity and Income Fund - Series II | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 4.25%, 12/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 4.00%, 12/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Notes, 4.50%, 12/31/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco V.I. Equity and Income Fund - Series II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[1]
Invesco V.I. Equity and Income Fund - Series II | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[1]
Invesco V.I. Equity and Income Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[1]
Invesco V.I. Equity and Income Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[1]
Invesco V.I. Equity and Income Fund - Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Equity and Income Fund - Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Equity and Income Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Equity and Income Fund - Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Invesco V.I. Equity and Income Fund - Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Invesco V.I. Equity and Income Fund - Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
Invesco V.I. EQV International Equity Fund - Series I | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
Invesco V.I. EQV International Equity Fund - Series I | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. EQV International Equity Fund - Series I | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Aristocrat Leisure Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco V.I. EQV International Equity Fund - Series I | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. EQV International Equity Fund - Series I | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[1]
Invesco V.I. EQV International Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Invesco V.I. EQV International Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Invesco V.I. EQV International Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Invesco V.I. EQV International Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco V.I. EQV International Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Invesco V.I. EQV International Equity Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. EQV International Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. EQV International Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. EQV International Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. EQV International Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. EQV International Equity Fund - Series II | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Investor AB, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[1]
Invesco V.I. EQV International Equity Fund - Series II | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[1]
Invesco V.I. EQV International Equity Fund - Series II | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Aristocrat Leisure Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[1]
Invesco V.I. EQV International Equity Fund - Series II | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. EQV International Equity Fund - Series II | HDFC Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[1]
Invesco V.I. EQV International Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Invesco V.I. EQV International Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Invesco V.I. EQV International Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Invesco V.I. EQV International Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Invesco V.I. EQV International Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Invesco V.I. EQV International Equity Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Invesco V.I. EQV International Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Invesco V.I. EQV International Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Invesco V.I. EQV International Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. EQV International Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Global Core Equity Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Invesco V.I. Global Core Equity Fund - Series I | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Global Core Equity Fund - Series I | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco V.I. Global Core Equity Fund - Series I | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
Invesco V.I. Global Core Equity Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Invesco V.I. Global Core Equity Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[1]
Invesco V.I. Global Core Equity Fund - Series I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Global Core Equity Fund - Series I | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Global Core Equity Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Invesco V.I. Global Core Equity Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Core Equity Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Core Equity Fund - Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Core Equity Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Core Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Core Equity Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Core Equity Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Core Equity Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[1]
Invesco V.I. Global Core Equity Fund - Series II | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Global Core Equity Fund - Series II | 3i Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco V.I. Global Core Equity Fund - Series II | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
Invesco V.I. Global Core Equity Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
Invesco V.I. Global Core Equity Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[1]
Invesco V.I. Global Core Equity Fund - Series II | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Invesco V.I. Global Core Equity Fund - Series II | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Global Core Equity Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.80%
Invesco V.I. Global Core Equity Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Core Equity Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Core Equity Fund - Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Invesco V.I. Global Core Equity Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Core Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Invesco V.I. Global Core Equity Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Core Equity Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Invesco V.I. Global Fund - Series I | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[1]
Invesco V.I. Global Fund - Series I | DLF Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[1]
Invesco V.I. Global Fund - Series I | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[1]
Invesco V.I. Global Fund - Series I | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[1]
Invesco V.I. Global Fund - Series I | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[1]
Invesco V.I. Global Fund - Series I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco V.I. Global Fund - Series I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco V.I. Global Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[1]
Invesco V.I. Global Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[1]
Invesco V.I. Global Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[1]
Invesco V.I. Global Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Invesco V.I. Global Fund - Series I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco V.I. Global Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Global Fund - Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco V.I. Global Fund - Series I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Global Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Fund - Series I | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Global Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Invesco V.I. Global Fund - Series II | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[1]
Invesco V.I. Global Fund - Series II | DLF Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[1]
Invesco V.I. Global Fund - Series II | S&P Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[1]
Invesco V.I. Global Fund - Series II | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%	[1]
Invesco V.I. Global Fund - Series II | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[1]
Invesco V.I. Global Fund - Series II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[1]
Invesco V.I. Global Fund - Series II | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
Invesco V.I. Global Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[1]
Invesco V.I. Global Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[1]
Invesco V.I. Global Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.91%	[1]
Invesco V.I. Global Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.50%
Invesco V.I. Global Fund - Series II | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Invesco V.I. Global Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Global Fund - Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco V.I. Global Fund - Series II | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Global Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Invesco V.I. Global Fund - Series II | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Global Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Invesco V.I. Global Real Estate Fund - Series I | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[1]
Invesco V.I. Global Real Estate Fund - Series I | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[1]
Invesco V.I. Global Real Estate Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Invesco V.I. Global Real Estate Fund - Series I | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Real Estate Fund - Series I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Real Estate Fund - Series I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Real Estate Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco V.I. Global Real Estate Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Global Real Estate Fund - Series I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Global Real Estate Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Global Real Estate Fund - Series I | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Global Real Estate Fund - Series I | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Global Real Estate Fund - Series II | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Welltower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Simon Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[1]
Invesco V.I. Global Real Estate Fund - Series II | Realty Income Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[1]
Invesco V.I. Global Real Estate Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Invesco V.I. Global Real Estate Fund - Series II | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Real Estate Fund - Series II | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Global Real Estate Fund - Series II | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Invesco V.I. Global Real Estate Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Invesco V.I. Global Real Estate Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Global Real Estate Fund - Series II | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Global Real Estate Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Invesco V.I. Global Real Estate Fund - Series II | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Invesco V.I. Global Real Estate Fund - Series II | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Global Strategic Income Fund - Series I | Government National Mortgage Association, TBA, 5.50%, 06/20/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Government National Mortgage Association, TBA, 6.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.33%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.64%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Bills, 4.40%, 05/01/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032 [MEmber]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | YPF S.A., Class D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[1]
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Invesco V.I. Global Strategic Income Fund - Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Invesco V.I. Global Strategic Income Fund - Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Invesco V.I. Global Strategic Income Fund - Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Invesco V.I. Global Strategic Income Fund - Series I | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Invesco V.I. Global Strategic Income Fund - Series I | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Invesco V.I. Global Strategic Income Fund - Series I | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco V.I. Global Strategic Income Fund - Series I | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Invesco V.I. Global Strategic Income Fund - Series I | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Invesco V.I. Global Strategic Income Fund - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Invesco V.I. Global Strategic Income Fund Series II | Government National Mortgage Association, TBA, 5.50%, 06/20/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Government National Mortgage Association, TBA, 6.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.33%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.64%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Global Strategic Income Fund Series II | U.S. Treasury Bills, 4.40%, 05/01/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032 [MEmber]
Holdings [Line Items]
Percent of Net Asset Value	1.31%	[1]
Invesco V.I. Global Strategic Income Fund Series II | Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[1]
Invesco V.I. Global Strategic Income Fund Series II | YPF S.A., Class D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.12%	[1]
Invesco V.I. Global Strategic Income Fund Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Invesco V.I. Global Strategic Income Fund Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Invesco V.I. Global Strategic Income Fund Series II | U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%
Invesco V.I. Global Strategic Income Fund Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Invesco V.I. Global Strategic Income Fund Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Invesco V.I. Global Strategic Income Fund Series II | Non-U.S. Dollar Denominated Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Invesco V.I. Global Strategic Income Fund Series II | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Invesco V.I. Global Strategic Income Fund Series II | Common Stocks & Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Invesco V.I. Global Strategic Income Fund Series II | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Invesco V.I. Global Strategic Income Fund Series II | Open Over-The-Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Invesco V.I. Global Strategic Income Fund Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Invesco V.I. Government Money Market Fund Series I | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%	[4]
Invesco V.I. Government Money Market Fund Series I | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
Invesco V.I. Government Money Market Fund Series I | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
Invesco V.I. Government Money Market Fund Series I | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
Invesco V.I. Government Money Market Fund Series I | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[4]
Invesco V.I. Government Money Market Fund Series II | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	62.50%	[4]
Invesco V.I. Government Money Market Fund Series II | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
Invesco V.I. Government Money Market Fund Series II | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
Invesco V.I. Government Money Market Fund Series II | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[4]
Invesco V.I. Government Money Market Fund Series II | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[4]
Invesco V.I. Government Securities Fund Series I | Federal National Mortgage Association, TBA, 5.00%, 06/25/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[1]
Invesco V.I. Government Securities Fund Series I | Government National Mortgage Association, TBA, 4.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
Invesco V.I. Government Securities Fund Series I | Government National Mortgage Association, TBA, 5.50%, 06/20/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[1]
Invesco V.I. Government Securities Fund Series I | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[1]
Invesco V.I. Government Securities Fund Series I | Federal Home Loan Bank, 0.50%, 04/14/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco V.I. Government Securities Fund Series I | Government National Mortgage Association, TBA, 5.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco V.I. Government Securities Fund Series I | UBS AG, 4.97%, 05/01/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Invesco V.I. Government Securities Fund Series I | Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025 [MEmber]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Invesco V.I. Government Securities Fund Series I | U.S. Treasury Notes, 1.13%, 02/28/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
Invesco V.I. Government Securities Fund Series I | Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Government Securities Fund Series I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Invesco V.I. Government Securities Fund Series I | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco V.I. Government Securities Fund Series I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco V.I. Government Securities Fund Series I | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	53.40%
Invesco V.I. Government Securities Fund Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Invesco V.I. Government Securities Fund Series I | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Invesco V.I. Government Securities Fund Series I | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Invesco V.I. Government Securities Fund Series I | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco V.I. Government Securities Fund Series II | Federal National Mortgage Association, TBA, 5.00%, 06/25/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[1]
Invesco V.I. Government Securities Fund Series II | Government National Mortgage Association, TBA, 4.50%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[1]
Invesco V.I. Government Securities Fund Series II | Government National Mortgage Association, TBA, 5.50%, 06/20/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.86%	[1]
Invesco V.I. Government Securities Fund Series II | Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[1]
Invesco V.I. Government Securities Fund Series II | Federal Home Loan Bank, 0.50%, 04/14/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[1]
Invesco V.I. Government Securities Fund Series II | Government National Mortgage Association, TBA, 5.00%, 01/01/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[1]
Invesco V.I. Government Securities Fund Series II | UBS AG, 4.97%, 05/01/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Invesco V.I. Government Securities Fund Series II | Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025 [MEmber]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
Invesco V.I. Government Securities Fund Series II | U.S. Treasury Notes, 1.13%, 02/28/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
Invesco V.I. Government Securities Fund Series II | Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Government Securities Fund Series II | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
Invesco V.I. Government Securities Fund Series II | Security Types, each less than 1% of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Invesco V.I. Government Securities Fund Series II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Invesco V.I. Government Securities Fund Series II | U.S. Government Sponsored Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	53.40%
Invesco V.I. Government Securities Fund Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Invesco V.I. Government Securities Fund Series II | Commercial Papers [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Invesco V.I. Government Securities Fund Series II | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Invesco V.I. Government Securities Fund Series II | U.S. Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Invesco V.I. Growth and Income Fund Series I | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[1]
Invesco V.I. Growth and Income Fund Series I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco V.I. Growth and Income Fund Series I | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Growth and Income Fund Series I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco V.I. Growth and Income Fund Series I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Growth and Income Fund Series I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Growth and Income Fund Series I | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Growth and Income Fund Series I | CBRE Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. Growth and Income Fund Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Growth and Income Fund Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Growth and Income Fund Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Growth and Income Fund Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Growth and Income Fund Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Growth and Income Fund Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Growth and Income Fund Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Invesco V.I. Growth and Income Fund Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Growth and Income Fund Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Growth and Income Fund Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco V.I. Growth and Income Fund Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Growth and Income Fund Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Growth and Income Fund Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Growth and Income Fund Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Growth and Income Fund Series II | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[1]
Invesco V.I. Growth and Income Fund Series II | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
Invesco V.I. Growth and Income Fund Series II | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[1]
Invesco V.I. Growth and Income Fund Series II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[1]
Invesco V.I. Growth and Income Fund Series II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Growth and Income Fund Series II | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Growth and Income Fund Series II | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
Invesco V.I. Growth and Income Fund Series II | CBRE Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[1]
Invesco V.I. Growth and Income Fund Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
Invesco V.I. Growth and Income Fund Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[1]
Invesco V.I. Growth and Income Fund Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Growth and Income Fund Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Invesco V.I. Growth and Income Fund Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Growth and Income Fund Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Growth and Income Fund Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Invesco V.I. Growth and Income Fund Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Invesco V.I. Growth and Income Fund Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Growth and Income Fund Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Invesco V.I. Growth and Income Fund Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Growth and Income Fund Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Invesco V.I. Growth and Income Fund Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Invesco V.I. Growth and Income Fund Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Health Care Fund - Series I | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.42%	[1]
Invesco V.I. Health Care Fund - Series I | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[1]
Invesco V.I. Health Care Fund - Series I | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%	[1]
Invesco V.I. Health Care Fund - Series I | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
Invesco V.I. Health Care Fund - Series I | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[1]
Invesco V.I. Health Care Fund - Series I | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[1]
Invesco V.I. Health Care Fund - Series I | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
Invesco V.I. Health Care Fund - Series I | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco V.I. Health Care Fund - Series I | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco V.I. Health Care Fund - Series I | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Health Care Fund - Series I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Invesco V.I. Health Care Fund - Series I | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Health Care Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Health Care Fund - Series I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Health Care Fund - Series I | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Health Care Fund - Series II | Eli Lilly and Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.42%	[1]
Invesco V.I. Health Care Fund - Series II | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%	[1]
Invesco V.I. Health Care Fund - Series II | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%	[1]
Invesco V.I. Health Care Fund - Series II | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
Invesco V.I. Health Care Fund - Series II | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[1]
Invesco V.I. Health Care Fund - Series II | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[1]
Invesco V.I. Health Care Fund - Series II | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[1]
Invesco V.I. Health Care Fund - Series II | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[1]
Invesco V.I. Health Care Fund - Series II | Cencora, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%	[1]
Invesco V.I. Health Care Fund - Series II | AstraZeneca PLC, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Health Care Fund - Series II | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	88.10%
Invesco V.I. Health Care Fund - Series II | Countries, each less than 2% of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Invesco V.I. Health Care Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Health Care Fund - Series II | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Invesco V.I. Health Care Fund - Series II | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. High Yield Fund - Series I | American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. High Yield Fund - Series I | Carriage Services, Inc., 4.25%, 05/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco V.I. High Yield Fund - Series I | Allison Transmission, Inc., 3.75%, 01/30/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. High Yield Fund - Series I | Aircastle Ltd., 5.25%, [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco V.I. High Yield Fund - Series I | Vistra Corp., Series C, 8.88%, [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[1]
Invesco V.I. High Yield Fund - Series I | NESCO Holdings II, Inc., 5.50%, 04/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[1]
Invesco V.I. High Yield Fund - Series I | Melco Resorts Finance Ltd., 5.38%, 12/04/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[1]
Invesco V.I. High Yield Fund - Series I | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[1]
Invesco V.I. High Yield Fund - Series I | Studio City Finance Ltd., 5.00%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[1]
Invesco V.I. High Yield Fund - Series I | EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. High Yield Fund - Series I | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[5]
Invesco V.I. High Yield Fund - Series I | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.25%	[5]
Invesco V.I. High Yield Fund - Series I | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.61%	[5]
Invesco V.I. High Yield Fund - Series I | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%	[5]
Invesco V.I. High Yield Fund - Series I | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[5]
Invesco V.I. High Yield Fund - Series I | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Carriage Services, Inc., 4.25%, 05/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Allison Transmission, Inc., 3.75%, 01/30/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Aircastle Ltd., 5.25%, [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Vistra Corp., Series C, 8.88%, [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | NESCO Holdings II, Inc., 5.50%, 04/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Melco Resorts Finance Ltd., 5.38%, 12/04/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | Studio City Finance Ltd., 5.00%, 01/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%	[1]
Invesco V.I. High Yield Fund - Series II [Member] | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | BB [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.25%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.61%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[5]
Invesco V.I. High Yield Fund - Series II [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%	[5]
Invesco V.I. Main Street Fund - Series I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%	[1]
Invesco V.I. Main Street Fund - Series I | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
Invesco V.I. Main Street Fund - Series I | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[1]
Invesco V.I. Main Street Fund - Series I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. Main Street Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[1]
Invesco V.I. Main Street Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Main Street Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
Invesco V.I. Main Street Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[1]
Invesco V.I. Main Street Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[1]
Invesco V.I. Main Street Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[1]
Invesco V.I. Main Street Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Main Street Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Main Street Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Invesco V.I. Main Street Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco V.I. Main Street Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Main Street Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Main Street Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Main Street Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Main Street Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Main Street Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Main Street Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco V.I. Main Street Fund - Series II | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.22%	[1]
Invesco V.I. Main Street Fund - Series II | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[1]
Invesco V.I. Main Street Fund - Series II | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[1]
Invesco V.I. Main Street Fund - Series II | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[1]
Invesco V.I. Main Street Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.45%	[1]
Invesco V.I. Main Street Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[1]
Invesco V.I. Main Street Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[1]
Invesco V.I. Main Street Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%	[1]
Invesco V.I. Main Street Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[1]
Invesco V.I. Main Street Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[1]
Invesco V.I. Main Street Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Main Street Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Invesco V.I. Main Street Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Invesco V.I. Main Street Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Invesco V.I. Main Street Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Invesco V.I. Main Street Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Invesco V.I. Main Street Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Invesco V.I. Main Street Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Invesco V.I. Main Street Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Invesco V.I. Main Street Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Main Street Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Invesco V.I. Main Street Mid Cap Fund - Series I | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Wyndham Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Motorola Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco V.I. Main Street Mid Cap Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco V.I. Main Street Mid Cap Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Main Street Mid Cap Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Invesco V.I. Main Street Mid Cap Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Main Street Mid Cap Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Main Street Mid Cap Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Main Street Mid Cap Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Main Street Mid Cap Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco V.I. Main Street Mid Cap Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Main Street Mid Cap Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Main Street Mid Cap Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Main Street Mid Cap Fund - Series II | Marvell Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Trade Desk, Inc. (The), Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Raymond James Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Wyndham Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | M&T Bank Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Motorola Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[1]
Invesco V.I. Main Street Mid Cap Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Invesco V.I. Main Street Mid Cap Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Invesco V.I. Main Street Mid Cap Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Invesco V.I. Main Street Mid Cap Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Invesco V.I. Main Street Mid Cap Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Invesco V.I. Main Street Mid Cap Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Main Street Mid Cap Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Main Street Mid Cap Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Main Street Mid Cap Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Invesco V.I. Main Street Mid Cap Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Invesco V.I. Main Street Mid Cap Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Invesco V.I. Main Street Mid Cap Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Main Street Small Cap Fund® - Series I | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Invesco V.I. Main Street Small Cap Fund® - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Main Street Small Cap Fund® - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Invesco V.I. Main Street Small Cap Fund® - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Main Street Small Cap Fund® - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco V.I. Main Street Small Cap Fund® - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Main Street Small Cap Fund® - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Main Street Small Cap Fund® - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Main Street Small Cap Fund® - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Main Street Small Cap Fund® - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Small Cap Fund® - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco V.I. Main Street Small Cap Fund® - Series II | Wintrust Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Zurn Elkay Water Solutions Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Summit Materials, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | ESAB Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | ADMA Biologics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | MACOM Technology Solutions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | PennyMac Financial Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Allison Transmission Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Itron, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[1]
Invesco V.I. Main Street Small Cap Fund® - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Invesco V.I. Main Street Small Cap Fund® - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Invesco V.I. Main Street Small Cap Fund® - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Invesco V.I. Main Street Small Cap Fund® - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco V.I. Main Street Small Cap Fund® - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Invesco V.I. Main Street Small Cap Fund® - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Invesco V.I. Main Street Small Cap Fund® - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Main Street Small Cap Fund® - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Invesco V.I. Main Street Small Cap Fund® - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Invesco V.I. Main Street Small Cap Fund® - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Invesco V.I. Main Street Small Cap Fund® - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
Invesco® V.I. S&P 500 Buffer Fund - December Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Invesco® V.I. S&P 500 Buffer Fund - December Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%
Invesco® V.I. S&P 500 Buffer Fund - December Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Invesco® V.I. S&P 500 Buffer Fund - December Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%
Invesco® V.I. S&P 500 Buffer Fund – June Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco® V.I. S&P 500 Buffer Fund – June Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
Invesco® V.I. S&P 500 Buffer Fund – June Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Invesco® V.I. S&P 500 Buffer Fund – June Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
Invesco V.I. S&P 500 Buffer Fund - March Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Invesco V.I. S&P 500 Buffer Fund - March Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	97.90%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Invesco V.I. Small Cap Equity Fund - Series I | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Invesco V.I. Small Cap Equity Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco V.I. Small Cap Equity Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco V.I. Small Cap Equity Fund - Series I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Invesco V.I. Small Cap Equity Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Small Cap Equity Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Invesco V.I. Small Cap Equity Fund - Series I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Small Cap Equity Fund - Series I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Small Cap Equity Fund - Series I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Small Cap Equity Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Small Cap Equity Fund - Series I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Small Cap Equity Fund - Series I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Small Cap Equity Fund - Series II | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Pinnacle Financial Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | ITT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Talen Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Ollie's Bargain Outlet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Bancorp, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Mr. Cooper Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
Invesco V.I. Small Cap Equity Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Invesco V.I. Small Cap Equity Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Invesco V.I. Small Cap Equity Fund - Series II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Invesco V.I. Small Cap Equity Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Invesco V.I. Small Cap Equity Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Invesco V.I. Small Cap Equity Fund - Series II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Invesco V.I. Small Cap Equity Fund - Series II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Invesco V.I. Small Cap Equity Fund - Series II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Invesco V.I. Small Cap Equity Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Invesco V.I. Small Cap Equity Fund - Series II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Invesco V.I. Small Cap Equity Fund - Series II | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Invesco V.I. Technology Fund - Series I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[1]
Invesco V.I. Technology Fund - Series I | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[1]
Invesco V.I. Technology Fund - Series I | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco V.I. Technology Fund - Series I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[1]
Invesco V.I. Technology Fund - Series I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Invesco V.I. Technology Fund - Series I | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Technology Fund - Series I | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[1]
Invesco V.I. Technology Fund - Series I | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Technology Fund - Series I | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Technology Fund - Series I | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco V.I. Technology Fund - Series I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Technology Fund - Series I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Technology Fund - Series I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Invesco V.I. Technology Fund - Series I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Technology Fund - Series I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Technology Fund - Series I | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Technology Fund - Series I | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. Technology Fund - Series II | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.97%	[1]
Invesco V.I. Technology Fund - Series II | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[1]
Invesco V.I. Technology Fund - Series II | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[1]
Invesco V.I. Technology Fund - Series II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[1]
Invesco V.I. Technology Fund - Series II | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
Invesco V.I. Technology Fund - Series II | Taiwan Semiconductor Manufacturing Co. Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[1]
Invesco V.I. Technology Fund - Series II | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[1]
Invesco V.I. Technology Fund - Series II | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[1]
Invesco V.I. Technology Fund - Series II | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[1]
Invesco V.I. Technology Fund - Series II | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
Invesco V.I. Technology Fund - Series II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Invesco V.I. Technology Fund - Series II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Invesco V.I. Technology Fund - Series II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.30%
Invesco V.I. Technology Fund - Series II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Invesco V.I. Technology Fund - Series II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Invesco V.I. Technology Fund - Series II | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Invesco V.I. Technology Fund - Series II | Other Sectors, each less than 2% of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Invesco V.I. U.S. Government Money Portfolio - Series I | 1-7 days [Member]
Holdings [Line Items]
Percent of Total Investments	65.80%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 8-30 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 31-60 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 61-90 days [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 91-180 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series I | 181+ days [Member]
Holdings [Line Items]
Percent of Total Investments	23.20%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 1-7 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Percent of Total Investments	65.80%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 8-30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Percent of Total Investments	4.00%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 31-60 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1.40%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 61-90 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Percent of Total Investments	1.50%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 91-180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Percent of Total Investments	4.10%	[4]
Invesco V.I. U.S. Government Money Portfolio - Series II | 181+ days [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Percent of Total Investments	23.20%	[4]

[1]	Excluding money market fund holdings, if any.
[2]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[3]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[4]	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
[5]	Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.